Quarterly Holdings Report
for
Fidelity® Small-Mid Multifactor ETF
April 30, 2022
SFE-NPRT3-0622
1.9892235.103

Schedule of Investments April 30, 2022 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.7%
	Shares	Value
COMMUNICATION SERVICES – 2.7%
Diversified Telecommunication Services – 0.4%
Cogent Communications Holdings, Inc.	1,670	$97,695
Lumen Technologies, Inc.	17,406	175,104
		272,799
Entertainment – 0.1%
Sciplay Corp. Class A (a)	5,949	79,479
Interactive Media & Services – 0.3%
Cargurus, Inc. (a)	3,263	106,635
j2 Global, Inc. (a)	1,320	116,635
		223,270
Media – 1.9%
AMC Networks, Inc. Class A (a)	2,112	68,915
Cable One, Inc.	109	127,116
DISH Network Corp. Class A (a)	5,486	156,406
John Wiley & Sons, Inc. Class A	1,935	98,472
News Corp. Class A	9,771	194,052
Nexstar Media Group, Inc. Class A	939	148,756
Scholastic Corp.	2,128	78,417
Sirius XM Holdings, Inc. (b)	22,345	134,070
TechTarget, Inc. (a)	1,208	81,310
TEGNA, Inc.	6,377	140,613
The New York Times Co. Class A	3,837	147,034
Thryv Holdings, Inc. (a)	2,498	64,523
		1,439,684
TOTAL COMMUNICATION SERVICES		2,015,232
CONSUMER DISCRETIONARY – 12.7%
Auto Components – 1.3%
Autoliv, Inc.	1,710	125,993
BorgWarner, Inc.	4,677	172,254
Dorman Products, Inc. (a)	1,124	110,961
Fox Factory Holding Corp. (a)	1,099	89,986
Gentex Corp.	5,284	155,086
Gentherm, Inc. (a)	1,219	82,185
Lear Corp.	1,198	153,272
Standard Motor Products, Inc.	1,749	74,647
		964,384
Automobiles – 0.3%
Harley-Davidson, Inc.	3,960	144,342
Winnebago Industries, Inc.	1,502	79,876
		224,218
Diversified Consumer Services – 1.4%
Carriage Services, Inc.	1,643	70,468
Frontdoor, Inc. (a)	3,055	94,430
Graham Holdings Co. Class B	175	103,665
Grand Canyon Education, Inc. (a)	1,418	136,085
H&R Block, Inc.	5,225	136,216
Laureate Education, Inc. Class A	7,081	80,228
Perdoceo Education Corp. (a)	7,552	84,431
Service Corp. International	3,256	213,626

	Shares	Value

Stride, Inc. (a)	2,559	$ 100,569
		1,019,718
Hotels, Restaurants & Leisure – 2.0%
Boyd Gaming Corp.	2,239	135,639
Choice Hotels International, Inc.	928	130,347
Churchill Downs, Inc.	796	161,540
Papa John's International, Inc.	993	90,413
Planet Fitness, Inc. Class A (a)	1,896	151,737
Red Rock Resorts, Inc. Class A	2,225	97,811
Texas Roadhouse, Inc.	1,705	140,373
The Wendy's Co.	5,395	106,605
Vail Resorts, Inc.	782	198,753
Wingstop, Inc.	853	78,271
Wyndham Hotels & Resorts, Inc.	2,043	179,702
		1,471,191
Household Durables – 2.1%
Cavco Industries, Inc. (a)	367	86,704
Century Communities, Inc.	1,487	78,395
Ethan Allen Interiors, Inc.	3,093	73,428
Helen of Troy Ltd. (a)(b)	656	140,718
KB Home	2,792	90,544
Meritage Homes Corp. (a)	1,187	97,987
Mohawk Industries, Inc. (a)	1,175	165,745
Skyline Champion Corp. (a)	1,671	85,288
Taylor Morrison Home Corp. (a)	3,859	101,067
Tempur Sealy International, Inc.	4,265	115,624
Toll Brothers, Inc.	2,686	124,550
TopBuild Corp. (a)	735	133,138
Tri Pointe Homes, Inc. (a)	4,370	90,328
Whirlpool Corp.	1,132	205,481
		1,588,997
Internet & Direct Marketing Retail – 0.1%
Shutterstock, Inc.	1,088	82,383
Leisure Products – 0.9%
Acushnet Holdings Corp.	1,988	80,991
Brunswick Corp.	1,771	133,905
Hasbro, Inc.	2,423	213,369
Smith & Wesson Brands, Inc.	4,765	65,424
Sturm Ruger & Co., Inc. (b)	1,300	88,595
Vista Outdoor, Inc. (a)	2,525	88,956
		671,240
Media – 0.1%
Entravision Communications Corp. Class A	12,892	66,652
Multiline Retail – 0.6%
Dillard's, Inc. Class A (b)	334	101,473
Kohl's Corp.	3,139	181,685
Macy's, Inc.	6,796	164,259
		447,417
Specialty Retail – 2.7%
Academy Sports & Outdoors, Inc.	3,026	113,051
Asbury Automotive Group, Inc. (a)	727	133,557

2	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – continued
AutoNation, Inc. (a)	1,170	$ 135,615
Boot Barn Holdings, Inc. (a)	1,203	108,342
Dick's Sporting Goods, Inc.	1,472	141,930
Foot Locker, Inc.	2,838	83,182
Group 1 Automotive, Inc.	653	113,714
Lithia Motors, Inc.	640	181,203
MarineMax, Inc. (a)	1,801	73,697
Murphy USA, Inc.	682	159,315
Penske Automotive Group, Inc.	1,093	114,568
Sally Beauty Holdings, Inc. (a)	5,573	84,264
Shoe Carnival, Inc.	2,411	72,788
Signet Jewelers Ltd. (b)	1,546	108,529
The Buckle, Inc.	2,312	71,811
The Cato Corp. Class A (b)	4,582	62,086
Williams-Sonoma, Inc.	1,399	182,542
Winmark Corp.	364	73,965
		2,014,159
Textiles, Apparel & Luxury Goods – 1.2%
Capri Holdings Ltd. (a)	3,027	144,388
Carter's, Inc.	1,337	112,629
Crocs, Inc. (a)	1,469	97,586
Deckers Outdoor Corp. (a)	576	153,072
Kontoor Brands, Inc.	2,094	83,194
Levi Strauss & Co. Class A	4,406	79,793
Movado Group, Inc. (b)	2,124	76,400
Steven Madden Ltd.	2,730	112,094
		859,156
TOTAL CONSUMER DISCRETIONARY		9,409,515
CONSUMER STAPLES – 3.6%
Beverages – 0.5%
Brown-Forman Corp. Class B	3,503	236,242
Coca-Cola Bottling Co. Consolidated	198	87,417
		323,659
Food & Staples Retailing – 0.9%
Albertsons Cos., Inc.	4,013	125,527
BJ's Wholesale Club Holdings, Inc. (a)	3,049	196,203
Ingles Markets, Inc. Class A	1,175	109,416
Sprouts Farmers Market, Inc. (a)	4,200	125,160
Weis Markets, Inc.	1,504	120,139
		676,445
Food Products – 1.6%
Campbell Soup Co.	4,368	206,257
Darling Ingredients, Inc. (a)	3,350	245,857
Flowers Foods, Inc.	5,300	140,556
Hostess Brands, Inc. (a)	5,603	127,132
Ingredion, Inc.	1,758	149,623
John B Sanfilippo & Son, Inc.	1,098	85,249
Lancaster Colony Corp.	762	118,247
Sanderson Farms, Inc.	700	132,559

	Shares	Value

		1,205,480
Household Products – 0.1%
Central Garden and Pet Co. Class A (a)	2,452	$ 101,464
Personal Products – 0.2%
Herbalife Nutrition Ltd. (a)	3,217	85,508
USANA Health Sciences, Inc. (a)	984	75,433
		160,941
Tobacco – 0.3%
Universal Corp.	1,841	106,502
Vector Group Ltd.	8,758	111,402
		217,904
TOTAL CONSUMER STAPLES		2,685,893
ENERGY – 4.2%
Energy Equipment & Services – 0.2%
Cactus, Inc. Class A	2,563	127,971
Oil, Gas & Consumable Fuels – 4.0%
APA Corp.	7,154	292,813
Arch Resources, Inc.	1,006	167,378
Civitas Resources, Inc.	2,480	145,378
Comstock Resources, Inc. (a)	11,616	197,820
CONSOL Energy, Inc. (a)	3,974	188,964
Continental Resources, Inc. (b)	2,288	127,144
Denbury, Inc. (a)	1,799	115,100
DTE Midstream LLC (a)	2,881	154,854
Equitrans Midstream Corp.	17,101	134,414
HF Sinclair Corp. (a)	4,284	162,878
Murphy Oil Corp.	4,432	168,771
Oasis Petroleum, Inc.	834	110,638
PDC Energy, Inc.	2,654	185,090
Peabody Energy Corp. (a)	8,171	184,991
REX American Resources Corp. (a)	946	80,060
Teekay Corp. (a)	28,228	91,459
Texas Pacific Land Corp.	158	215,923
Whiting Petroleum Corp.	1,628	118,925
World Fuel Services Corp.	3,837	92,932
		2,935,532
TOTAL ENERGY		3,063,503
FINANCIALS – 15.6%
Banks – 6.0%
1st Source Corp.	1,791	77,497
Banner Corp.	1,720	92,364
Cathay General Bancorp	2,647	106,118
Comerica, Inc.	2,494	204,259
Community Trust Bancorp, Inc.	1,967	78,306
ConnectOne Bancorp, Inc.	2,812	78,342
Customers Bancorp, Inc. (a)	1,667	70,131
Dime Community Bancshares, Inc.	2,668	83,882
Eagle Bancorp, Inc.	1,699	85,545
Farmers National Banc Corp.	4,825	73,919

Quarterly Report	3

Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Banks – continued
First BanCorp	7,970	$ 108,472
First Citizens BancShares, Inc. Class A	272	173,911
First Financial Corp.	1,888	80,467
First Horizon Corp.	11,394	254,998
Fulton Financial Corp.	6,345	96,254
Great Southern Bancorp, Inc.	1,431	81,195
Hancock Whitney Corp.	2,541	118,843
Hanmi Financial Corp.	3,269	75,677
Heartland Financial USA, Inc.	2,075	90,823
Hilltop Holdings, Inc.	3,152	80,345
HomeStreet, Inc.	1,844	74,848
Hope Bancorp, Inc.	6,178	88,345
Lakeland Bancorp, Inc.	4,917	73,903
Meta Financial Group, Inc.	1,742	76,038
Metropolitan Bank Holding Corp. (a)	887	78,987
Midland States Bancorp, Inc.	2,909	76,681
OFG Bancorp	3,516	93,455
Origin Bancorp, Inc.	2,074	78,148
PacWest Bancorp	3,138	103,209
Peapack-Gladstone Financial Corp.	2,288	70,905
Popular, Inc.	1,877	146,387
QCR Holdings, Inc.	1,557	84,530
Republic Bancorp, Inc. Class A	1,705	71,064
Sandy Spring Bancorp, Inc.	2,220	87,179
Southside Bancshares, Inc.	2,264	88,726
Synovus Financial Corp.	3,411	141,693
Towne Bank	3,325	91,670
UMB Financial Corp.	1,316	118,677
Umpqua Holdings Corp.	6,584	108,899
Valley National Bancorp	10,799	129,372
WesBanco, Inc.	2,957	95,334
Western Alliance Bancorp	2,139	162,799
Zions Bancorp NA	3,125	176,594
		4,428,791
Capital Markets – 2.7%
Affiliated Managers Group, Inc.	1,063	133,481
Cboe Global Markets, Inc.	2,038	230,253
Diamond Hill Investment Group, Inc.	467	78,629
Donnelley Financial Solutions, Inc. (a)	2,534	74,170
Evercore, Inc. Class A	1,112	117,594
Federated Hermes, Inc.	3,614	102,927
Franklin Resources, Inc.	6,089	149,729
Hamilton Lane, Inc. Class A	1,354	92,857
Houlihan Lokey, Inc.	1,404	116,939
Janus Henderson Group PLC	4,245	129,388
Jefferies Financial Group, Inc.	4,600	141,496
Morningstar, Inc.	572	144,848
Piper Sandler Cos.	698	80,256
SEI Investments Co.	2,663	148,382
Stifel Financial Corp.	2,348	145,224

	Shares	Value

Victory Capital Holdings, Inc. Class A	2,558	$ 69,040
		1,955,213
Consumer Finance – 0.8%
Credit Acceptance Corp. (a)(b)	257	131,712
Encore Capital Group, Inc. (a)	1,482	85,674
Enova International, Inc. (a)	2,450	91,630
Navient Corp.	6,445	102,411
Nelnet, Inc. Class A	1,166	95,694
Regional Management Corp.	1,676	72,152
		579,273
Diversified Financial Services – 0.2%
Jackson Financial, Inc.	3,253	137,634
Insurance – 4.7%
American Equity Investment Life Holding Co.	2,941	110,935
American Financial Group, Inc.	1,436	198,857
American National Group, Inc.	573	108,074
AMERISAFE, Inc.	1,736	80,464
Assurant, Inc.	1,239	225,349
Employers Holdings, Inc.	2,334	91,820
Enstar Group Ltd. (a)	451	106,323
Everest Re Group Ltd.	777	213,450
First American Financial Corp.	2,429	141,635
Genworth Financial, Inc. Class A (a)	26,136	96,965
Globe Life, Inc.	1,950	191,256
Lincoln National Corp.	3,342	201,021
Loews Corp.	3,843	241,494
Old Republic International Corp.	6,595	145,156
Primerica, Inc.	1,016	131,633
Reinsurance Group of America, Inc.	1,567	168,170
RenaissanceRe Holdings Ltd.	1,089	156,293
RLI Corp.	1,253	143,819
Safety Insurance Group, Inc.	1,079	92,837
Selective Insurance Group, Inc.	1,741	143,389
Stewart Information Services Corp.	1,387	71,569
The Hanover Insurance Group, Inc.	1,001	146,967
WR Berkley Corp.	3,992	265,428
		3,472,904
Mortgage Real Estate Investment Trusts (REITs) – 0.2%
Chimera Investment Corp.	8,708	87,254
KKR Real Estate Finance Trust, Inc.	4,213	80,047
		167,301
Thrifts & Mortgage Finance – 1.0%
Essent Group Ltd.	3,125	126,656
Flagstar Bancorp, Inc.	2,406	84,932
Merchants Bancorp	2,832	66,609
MGIC Investment Corp.	9,239	120,661
Mr. Cooper Group, Inc. (a)	2,971	133,606
PennyMac Financial Services, Inc.	1,717	83,377
Provident Financial Services, Inc.	4,220	93,389
Southern Missouri Bancorp, Inc.	1,525	64,355
4	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
FINANCIALS – continued
Thrifts & Mortgage Finance – continued
		773,585
TOTAL FINANCIALS		11,514,701
HEALTH CARE – 12.8%
Biotechnology – 1.9%
Alkermes PLC (a)	5,245	$ 151,318
AnaptysBio, Inc. (a)	2,773	64,888
Catalyst Pharmaceuticals, Inc. (a)	14,647	111,610
Cytokinetics, Inc. (a)(b)	3,443	137,273
Dynavax Technologies Corp. (a)(b)	7,572	66,861
Eagle Pharmaceuticals, Inc. (a)	1,848	81,552
Exelixis, Inc. (a)	8,298	185,377
Ironwood Pharmaceuticals, Inc. (a)	8,863	106,356
Neurocrine Biosciences, Inc. (a)	2,173	195,635
Prothena Corp. PLC (a)	2,807	81,852
United Therapeutics Corp. (a)	965	171,346
Vanda Pharmaceuticals, Inc. (a)	5,902	58,548
		1,412,616
Health Care Equipment & Supplies – 4.0%
ABIOMED, Inc. (a)	849	243,306
Atrion Corp.	144	90,233
CONMED Corp. (b)	927	123,254
DENTSPLY SIRONA, Inc.	4,268	170,677
Envista Holdings Corp. (a)	3,831	151,784
Globus Medical, Inc. Class A (a)	2,144	141,976
ICU Medical, Inc. (a)	620	132,674
Integer Holdings Corp. (a)	1,398	105,088
Integra LifeSciences Holdings Corp. (a)	2,123	129,843
iRadimed Corp.	2,016	66,347
Lantheus Holdings, Inc. (a)	3,784	251,295
LeMaitre Vascular, Inc.	2,094	90,482
LivaNova PLC (a)	1,728	132,468
Masimo Corp. (a)	994	112,292
Meridian Bioscience, Inc. (a)	4,107	105,098
Merit Medical Systems, Inc. (a)	2,049	127,059
Mesa Laboratories, Inc. (b)	348	74,343
Neogen Corp. (a)	3,513	92,743
Penumbra, Inc. (a)	805	138,911
Quidel Corp. (a)	1,248	125,574
Shockwave Medical, Inc. (a)	984	148,712
Tandem Diabetes Care, Inc. (a)	1,476	142,404
Varex Imaging Corp. (a)	3,508	69,634
		2,966,197
Health Care Providers & Services – 3.3%
Acadia Healthcare Co., Inc. (a)	2,602	176,624
AMN Healthcare Services, Inc. (a)	1,322	129,225
Apollo Medical Holdings, Inc. (a)(b)	1,982	72,303
Chemed Corp.	361	177,392
CorVel Corp. (a)	616	95,529
Cross Country Healthcare, Inc. (a)	3,843	72,018

	Shares	Value

DaVita, Inc. (a)	1,534	$ 166,239
Encompass Health Corp.	2,513	172,970
Fulgent Genetics, Inc. (a)(b)	1,453	79,741
Henry Schein, Inc. (a)	2,786	225,945
LHC Group, Inc. (a)	1,036	171,821
National HealthCare Corp.	1,360	92,562
National Research Corp.	2,102	72,099
Owens & Minor, Inc.	2,777	98,556
Premier, Inc. Class A	3,595	130,175
Select Medical Holdings Corp.	4,727	106,877
The Ensign Group, Inc.	1,709	137,284
Universal Health Services, Inc. Class B	1,523	186,613
US Physical Therapy, Inc.	959	99,515
		2,463,488
Health Care Technology – 0.4%
Computer Programs & Systems, Inc. (a)	2,928	93,462
HealthStream, Inc. (a)	3,500	66,850
Omnicell, Inc. (a)	1,066	116,375
		276,687
Life Sciences Tools & Services – 1.2%
Bruker Corp.	2,435	139,988
Frontage Holdings Corp. (a)(c)	160,000	48,324
Maravai LifeSciences Holdings, Inc. Class A (a)	3,984	122,428
Medpace Holdings, Inc. (a)	817	109,127
Repligen Corp. (a)	1,043	164,001
Sotera Health Co. (a)	4,838	98,599
Syneos Health, Inc. (a)	2,175	158,971
		841,438
Pharmaceuticals – 2.0%
Amphastar Pharmaceuticals, Inc. (a)	3,461	122,762
Corcept Therapeutics, Inc. (a)	5,209	112,045
Elanco Animal Health, Inc. (a)	9,192	232,649
Harmony Biosciences Holdings, Inc. (a)	2,347	105,709
Innoviva, Inc. (a)	5,733	97,805
Jazz Pharmaceuticals PLC (a)	1,334	213,733
Organon & Co.	5,563	179,852
Perrigo Co. PLC	3,792	130,066
Phibro Animal Health Corp. Class A	4,294	77,249
Prestige Consumer Healthcare, Inc. (a)	1,883	102,925
Supernus Pharmaceuticals, Inc. (a)	3,208	89,503
		1,464,298
TOTAL HEALTH CARE		9,424,724
INDUSTRIALS – 16.5%
Aerospace & Defense – 0.4%
Curtiss-Wright Corp.	954	136,336
Huntington Ingalls Industries, Inc.	841	178,915
		315,251
Air Freight & Logistics – 0.7%
Atlas Air Worldwide Holdings, Inc. (a)	1,091	75,214
CH Robinson Worldwide, Inc.	2,338	248,179

Quarterly Report	5

Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Air Freight & Logistics – continued
Forward Air Corp.	898	$87,079
Hub Group, Inc. Class A (a)	1,220	81,935
		492,407
Building Products – 2.5%
Allegion PLC	1,662	189,867
AO Smith Corp.	2,511	146,718
Armstrong World Industries, Inc.	1,226	103,793
Builders FirstSource, Inc. (a)	3,313	203,981
Carlisle Cos., Inc.	946	245,355
Fortune Brands Home & Security, Inc.	2,396	170,715
Insteel Industries, Inc.	1,779	75,465
Lennox International, Inc.	656	139,853
Owens Corning	1,963	178,496
Simpson Manufacturing Co., Inc.	1,096	113,622
Trex Co., Inc. (a)	2,128	123,828
UFP Industries, Inc.	1,541	119,227
		1,810,920
Commercial Services & Supplies – 1.0%
Brady Corp. Class A	1,789	80,058
Clean Harbors, Inc. (a)	1,293	135,674
CoreCivic, Inc. (a)	7,504	93,275
Ennis, Inc.	3,497	60,323
Heritage-Crystal Clean, Inc. (a)	2,334	63,718
Rollins, Inc.	4,835	162,166
Tetra Tech, Inc.	1,102	153,487
		748,701
Construction & Engineering – 1.2%
AECOM	2,723	192,135
API Group Corp. (a)	5,281	98,016
Argan, Inc.	1,751	64,402
Comfort Systems USA, Inc.	1,159	97,843
EMCOR Group, Inc.	1,198	127,563
MasTec, Inc. (a)	1,434	103,262
MYR Group, Inc. (a)	869	68,729
Valmont Industries, Inc.	552	137,343
		889,293
Electrical Equipment – 1.4%
Acuity Brands, Inc.	762	131,430
Atkore, Inc. (a)	1,167	112,149
Encore Wire Corp.	784	88,443
GrafTech International Ltd.	7,846	71,241
Hubbell, Inc.	1,025	200,244
nVent Electric PLC	3,887	131,303
Regal Rexnord Corp.	1,250	159,050
Sensata Technologies Holding PLC (a)	3,101	140,816
		1,034,676
Machinery – 4.0%
AGCO Corp.	1,306	166,384
Albany International Corp. Class A	1,118	87,450
Allison Transmission Holdings, Inc.	2,846	106,554

	Shares	Value

Crane Co.	1,224	$ 117,785
Donaldson Co., Inc.	2,671	130,986
Federal Signal Corp.	2,370	80,651
Franklin Electric Co., Inc.	1,204	84,208
Graco, Inc.	2,999	185,998
Helios Technologies, Inc.	1,220	81,960
Hillenbrand, Inc.	2,202	89,886
ITT, Inc.	1,740	122,183
John Bean Technologies Corp.	858	101,150
Kadant, Inc.	446	82,510
Lincoln Electric Holdings, Inc.	1,222	164,640
Mueller Industries, Inc.	1,803	97,632
Nordson Corp.	954	205,768
Pentair PLC	3,092	156,919
RBC Bearings, Inc. (a)	714	120,202
Snap-on, Inc.	968	205,690
Terex Corp.	2,310	78,540
The Gorman-Rupp Co.	1,796	57,221
The Middleby Corp. (a)	1,037	159,584
The Toro Co.	1,980	158,657
Watts Water Technologies, Inc. Class A	748	95,340
		2,937,898
Marine – 0.1%
Matson, Inc.	1,163	100,041
Professional Services – 2.8%
ASGN, Inc. (a)	1,187	134,665
Booz Allen Hamilton Holding Corp.	2,500	204,075
CACI International, Inc. Class A (a)	533	141,405
CBIZ, Inc. (a)	2,211	92,619
CRA International, Inc.	797	65,649
Exponent, Inc.	1,312	125,703
FTI Consulting, Inc. (a)	851	134,211
Heidrick & Struggles International, Inc.	1,616	51,647
ICF International, Inc.	856	84,581
Insperity, Inc.	1,021	108,277
Kforce, Inc.	1,122	78,596
Korn Ferry	1,575	96,768
Leidos Holdings, Inc.	2,467	255,359
ManpowerGroup, Inc.	1,255	113,201
Resources Connection, Inc.	3,797	65,271
Robert Half International, Inc.	1,941	190,820
TriNet Group, Inc. (a)	1,209	107,238
		2,050,085
Road & Rail – 0.8%
AMERCO	226	121,018
ArcBest Corp.	966	69,707
Knight-Swift Transportation Holdings, Inc.	3,175	152,051
Landstar System, Inc.	861	133,369
Saia, Inc. (a)	541	111,424
		587,569
Trading Companies & Distributors – 1.6%
Applied Industrial Technologies, Inc.	1,098	114,950
6	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
INDUSTRIALS – continued
Trading Companies & Distributors – continued
BlueLinx Holdings, Inc. (a)	928	$ 61,870
Boise Cascade Co.	1,245	94,097
GMS, Inc. (a)	1,717	82,330
McGrath RentCorp	1,099	91,723
MSC Industrial Direct Co., Inc. Class A	1,308	108,381
Rush Enterprises, Inc. Class A	1,709	86,954
SiteOne Landscape Supply, Inc. (a)	905	127,632
Titan Machinery, Inc. (a)	2,237	52,748
Transcat, Inc. (a)	821	59,933
Watsco, Inc.	643	171,539
WESCO International, Inc. (a)	1,055	130,039
		1,182,196
TOTAL INDUSTRIALS		12,149,037
INFORMATION TECHNOLOGY – 14.9%
Communications Equipment – 1.3%
Ciena Corp. (a)	3,040	167,717
Clearfield, Inc. (a)	1,307	76,107
F5 Networks, Inc. (a)	1,107	185,323
Juniper Networks, Inc.	6,140	193,533
Lumentum Holdings, Inc. (a)	1,702	138,219
Netscout Systems, Inc. (a)	3,122	96,157
Viavi Solutions, Inc. (a)	7,327	105,069
		962,125
Diversified Telecommunication Services – 0.1%
EchoStar Corp. Class A (a)	3,360	78,456
Electronic Equipment, Instruments & Components – 3.1%
Arrow Electronics, Inc. (a)	1,417	167,008
Badger Meter, Inc.	1,042	84,079
Belden, Inc.	1,758	90,766
Cognex Corp.	3,321	224,599
CTS Corp.	2,457	86,904
ePlus, Inc. (a)	1,822	102,907
Fabrinet (a)	1,137	111,642
Jabil, Inc.	2,932	169,265
Kimball Electronics, Inc. (a)	3,789	67,596
Littelfuse, Inc.	577	132,277
Methode Electronics, Inc.	2,007	89,532
Napco Security Technologies, Inc. (a)	3,674	64,295
National Instruments Corp.	3,345	120,888
Novanta, Inc. (a)	956	123,037
Plexus Corp. (a)	1,209	98,098
Rogers Corp. (a)	486	131,570
Sanmina Corp. (a)	2,488	101,734
SYNNEX Corp.	1,169	117,005
Vishay Intertechnology, Inc.	5,016	93,448
Vontier Corp.	4,643	118,954
		2,295,604
IT Services – 3.2%
Alliance Data Systems Corp.	1,614	88,447

	Shares	Value

Amdocs Ltd.	2,493	$ 198,667
Cass Information Systems, Inc.	1,751	67,781
Concentrix Corp.	885	139,370
CSG Systems International, Inc.	1,590	97,737
DXC Technology Co. (a)	5,154	147,920
EVERTEC, Inc.	2,370	93,378
ExlService Holdings, Inc. (a)	979	133,291
Genpact Ltd.	3,585	144,368
GoDaddy, Inc. Class A (a)	3,032	245,016
Grid Dynamics Holdings, Inc. (a)	3,279	45,644
Information Services Group, Inc.	10,490	65,772
International Money Express, Inc. (a)	4,741	94,204
Jack Henry & Associates, Inc.	1,356	257,070
Maximus, Inc.	1,669	121,637
Perficient, Inc. (a)	1,081	107,462
The Hackett Group, Inc.	3,804	89,356
The Western Union Co.	8,746	146,583
TTEC Holdings, Inc.	1,128	83,258
		2,366,961
Semiconductors & Semiconductor Equipment – 2.8%
Amkor Technology, Inc. (b)	4,442	83,554
Axcelis Technologies, Inc. (a)	1,522	82,873
Cirrus Logic, Inc. (a)	1,545	117,111
Diodes, Inc. (a)	1,338	97,714
First Solar, Inc. (a)	2,216	161,834
Kulicke & Soffa Industries, Inc.	2,056	95,419
Lattice Semiconductor Corp. (a)	2,987	143,495
MaxLinear, Inc. Class A (a)	2,015	96,458
MKS Instruments, Inc.	1,160	132,217
Onto Innovation, Inc. (a)	1,393	99,098
Photronics, Inc. (a)	4,608	69,074
Power Integrations, Inc.	1,619	129,520
Rambus, Inc. (a)	4,074	101,483
Semtech Corp. (a)	1,771	105,552
SiTime Corp. (a)	533	89,848
SMART Global Holdings, Inc. (a)	3,066	69,476
SolarEdge Technologies, Inc. (a)	967	242,146
Synaptics, Inc. (a)	831	123,354
		2,040,226
Software – 4.4%
A10 Networks, Inc. (b)	5,804	82,881
ACI Worldwide, Inc. (a)	3,530	97,499
American Software, Inc. Class A	3,550	60,705
Aspen Technology, Inc. (a)	1,329	210,700
Bentley Systems, Inc.	4,130	175,071
Black Knight, Inc. (a)	2,924	192,370
Blackbaud, Inc. (a)	1,578	91,540
Box, Inc. Class A (a)	4,557	139,535
CDK Global, Inc.	3,084	167,800
Citrix Systems, Inc.	2,263	226,526
CommVault Systems, Inc. (a)	1,601	97,661
Consensus Cloud Solutions, Inc. (a)	1,460	76,971

Quarterly Report	7

Common Stocks – continued
	Shares	Value
INFORMATION TECHNOLOGY – continued
Software – continued
Dolby Laboratories, Inc. Class A	1,622	$ 125,656
Dropbox, Inc. Class A (a)	6,413	139,483
InterDigital, Inc.	1,390	79,022
Manhattan Associates, Inc. (a)	1,342	175,198
Mimecast Ltd. (a)	1,643	130,914
Paylocity Holding Corp. (a)	855	162,134
Progress Software Corp.	2,065	99,079
Qualys, Inc. (a)	960	130,829
SPS Commerce, Inc. (a)	1,024	122,501
Teradata Corp. (a)	3,015	124,670
Vonage Holdings Corp. (a)	6,448	128,702
Workiva, Inc. (a)	1,178	113,689
Xperi Holding Corp.	5,452	85,051
		3,236,187
TOTAL INFORMATION TECHNOLOGY		10,979,559
MATERIALS – 5.5%
Chemicals – 1.6%
AdvanSix, Inc.	1,986	88,457
Balchem Corp.	891	109,771
Chase Corp.	792	66,813
Hawkins, Inc.	1,866	69,565
Huntsman Corp.	4,489	152,042
NewMarket Corp.	307	99,655
Olin Corp.	3,144	180,466
Sensient Technologies Corp.	1,349	114,125
Valvoline, Inc.	4,357	131,712
Westlake Chemical Corp.	1,085	137,307
		1,149,913
Construction Materials – 0.3%
Eagle Materials, Inc.	984	121,347
Summit Materials, Inc. Class A (a)	3,458	96,132
		217,479
Containers & Packaging – 0.9%
Berry Global Group, Inc. (a)	2,784	156,878
Sealed Air Corp.	2,905	186,530
UFP Technologies, Inc. (a)	1,073	73,683
Westrock Co.	4,886	242,004
		659,095
Metals & Mining – 2.2%
Alcoa Corp.	3,471	235,334
Cleveland-Cliffs, Inc. (a)	9,407	239,784
Commercial Metals Co.	3,445	141,245
Reliance Steel & Aluminum Co.	1,223	242,460
Schnitzer Steel Industries, Inc. Class A	2,043	93,222
Steel Dynamics, Inc.	3,558	305,098
TimkenSteel Corp. (a)	5,135	106,140
United States Steel Corp.	6,500	198,185
Warrior Met Coal, Inc.	3,037	103,471
		1,664,939

	Shares	Value

Paper & Forest Products – 0.5%
Louisiana-Pacific Corp.	2,095	$ 135,169
Resolute Forest Products, Inc.	6,458	90,025
Sylvamo Corp. (a)	2,538	113,322
		338,516
TOTAL MATERIALS		4,029,942
REAL ESTATE – 8.5%
Equity Real Estate Investment Trusts (REITs) – 8.2%
Agree Realty Corp.	1,751	118,928
American Campus Communities, Inc.	2,837	183,469
American Homes 4 Rent Class A	5,052	200,110
Brandywine Realty Trust	6,401	74,700
Brixmor Property Group, Inc.	5,972	151,569
Broadstone Net Lease, Inc.	4,504	93,188
City Office REIT, Inc.	3,648	54,136
Corporate Office Properties Trust	3,612	96,404
Cousins Properties, Inc.	3,326	119,403
CubeSmart	3,850	182,913
Douglas Emmett, Inc.	3,989	117,516
EastGroup Properties, Inc.	795	149,063
Essential Properties Realty Trust, Inc.	3,694	88,656
Federal Realty Investment Trust	1,336	156,392
First Industrial Realty Trust, Inc.	2,565	148,770
Gaming and Leisure Properties, Inc.	4,156	184,443
Getty Realty Corp.	2,424	65,230
Healthcare Realty Trust, Inc.	3,670	99,384
Healthcare Trust of America, Inc. Class A	4,533	138,075
Highwoods Properties, Inc.	2,611	106,633
Iron Mountain, Inc.	4,917	264,190
Kilroy Realty Corp.	2,165	151,550
Lamar Advertising Co. Class A	1,615	178,312
Lexington Realty Trust	7,211	90,498
Life Storage, Inc.	1,452	192,375
Medical Properties Trust, Inc.	10,163	186,898
National Health Investors, Inc.	1,590	81,933
National Retail Properties, Inc.	3,504	153,615
National Storage Affiliates Trust	1,923	108,842
Omega Healthcare Investors, Inc.	4,983	126,967
One Liberty Properties, Inc.	2,013	57,672
Physicians Realty Trust	5,922	101,503
Piedmont Office Realty Trust, Inc. Class A	4,655	74,946
PotlatchDeltic Corp.	1,888	104,576
Preferred Apartment Communities, Inc. Class A	3,855	95,912
PS Business Parks, Inc.	588	110,074
Rayonier, Inc.	3,304	142,733
Regency Centers Corp.	2,744	188,870
Retail Opportunity Investments Corp.	4,560	84,953
Rexford Industrial Realty, Inc.	2,692	210,084
Saul Centers, Inc.	1,309	67,557
SL Green Realty Corp.	1,605	111,098
8	Quarterly Report

Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
Spirit Realty Capital, Inc.	2,761	$ 119,965
STAG Industrial, Inc.	3,528	131,665
STORE Capital Corp.	4,906	139,478
Terreno Realty Corp.	1,705	124,039
The Geo Group, Inc. (a)	10,411	67,984
Urstadt Biddle Properties, Inc. Class A	3,192	55,381
		6,052,652
Real Estate Management & Development – 0.3%
Jones Lang LaSalle, Inc. (a)	866	189,420
Marcus & Millichap, Inc.	1,479	66,245
		255,665
TOTAL REAL ESTATE		6,308,317
UTILITIES – 2.7%
Electric Utilities – 1.6%
ALLETE, Inc.	1,667	98,920
Hawaiian Electric Industries, Inc.	2,911	119,671
IDACORP, Inc.	1,233	129,687
MGE Energy, Inc.	1,302	101,387
NRG Energy, Inc.	4,778	171,530
OGE Energy Corp.	4,232	163,694
Otter Tail Corp.	1,565	90,707
Pinnacle West Capital Corp.	2,356	167,747
Portland General Electric Co.	2,360	111,699
		1,155,042
Gas Utilities – 0.7%
Chesapeake Utilities Corp.	704	88,119
National Fuel Gas Co.	2,208	154,847
Southwest Gas Holdings, Inc.	1,726	152,078
UGI Corp.	4,146	142,208
		537,252
Independent Power and Renewable Electricity Producers – 0.1%
Clearway Energy, Inc. Class C	3,435	104,871
Multi-Utilities – 0.2%
MDU Resources Group, Inc.	4,808	123,854

	Shares	Value

Water Utilities – 0.1%
American States Water Co.	1,185	$ 93,212
TOTAL UTILITIES		2,014,231
TOTAL COMMON STOCKS (Cost $76,010,540)		73,594,654
Money Market Funds – 1.9%

Fidelity Cash Central Fund, 0.32% (d)	163,264	163,297
Fidelity Securities Lending Cash Central Fund, 0.32% (d)(e)	1,207,029	1,207,150
TOTAL MONEY MARKET FUNDS (Cost $1,370,447)		1,370,447
TOTAL INVESTMENT IN SECURITIES – 101.6% (Cost $77,380,987)		74,965,101
NET OTHER ASSETS (LIABILITIES) (f) – (1.6%)		(1,157,810)
NET ASSETS – 100.0%		$ 73,807,291

Legend
(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,324 or 0.1% of net assets.
(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(e)	Investment made with cash collateral received from securities on loan.
(f)	Includes $12,000 of cash collateral to cover margin requirements for futures contracts.

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
CME E-mini Russell 2000 Index Contracts (United States)	2	June 2022	$186,130	$(10,716)	$(10,716)
The notional amount of futures purchased as a percentage of Net Assets is 0.3%
Quarterly Report	9

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.32%	$ 25,839	$2,680,356	$2,542,898	$ 92	$—	$—	$ 163,297	0.0%
Fidelity Securities Lending Cash Central Fund, 0.32%	92,825	5,392,066	4,277,741	2,410	—	—	$1,207,150	0.0%
Total	$118,664	$8,072,422	$6,820,639	$2,502	$—	$—	$1,370,447
Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received from lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.
The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.
The Fund's use of derivatives increased or decreased its exposure to the following risk(s):
Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
10	Quarterly Report

Schedule of Investments (Unaudited)–continued
Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.
Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.
The Fund used futures contracts to manage its exposure to the stock market.
Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	11

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
12	Quarterly Report